CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 7,870	$ 1,725	$ 23,798	$ 1,725	$ 17,065	$ 950
Operating expenses
Sales and marketing	57,779	31,608	92,181	81,159	158,514	92,700
Research and development	7,280	12,317	18,120	98,982	145,182	40,448
General and administrative expenses	1,220,477	2,506,148	5,344,418	4,068,276	6,936,646	4,400,253
Amortization	4,794	4,793	9,587	9,578	19,182	16,000
Total operating expenses	1,290,330	2,554,866	5,464,306	4,257,995	7,259,524	4,549,401
Loss from operations	(1,282,460)	(2,553,141)	(5,440,508)	(4,256,270)	(7,242,459)	(4,548,451)
Other income (expenses)
Change in fair value of derivative liability		(53,816)		5,633,085	5,406,220
Interest income	282	263	563	484	1,068
Interest expense	(5,817)	(1,051,916)	(11,634)	(6,068,527)	(6,735,013)
Loss on extinguishment of debt		(364,295)		(364,295)	193,350
Acquisition related expense						(112,534)
Total other income (expenses)	(5,535)	(1,469,764)	(11,071)	(799,253)	(1,134,375)	(112,534)
Loss before provision for income taxes	(1,287,995)	(4,022,905)	(5,451,579)	(5,055,523)	(8,376,834)	(4,660,985)
Provision for income taxes
Net loss	$ (1,287,995)	$ (4,022,905)	$ (5,451,579)	$ (5,055,523)	$ (8,376,834)	$ (4,660,985)
Basic and fully diluted income (loss) per common share:
Net loss per common share, basic	$ (0.06)	$ (0.39)	$ (0.25)	$ (0.51)	$ (0.66)	$ (1.51)
Net loss per common share, fully diluted	$ (0.06)	$ (0.39)	$ (0.25)	$ (0.51)	$ (0.66)	$ (1.51)
Weighted average common shares outstanding, basic	22,607,618	10,242,430	21,842,422	9,896,724	12,685,133	3,087,683
Weighted average common shares outstanding, fully diluted	22,607,618	10,242,430	21,842,422	9,896,724	12,685,133	3,087,683